Condensed Consolidated Statements Of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (9,500,741)	$ (2,217,120)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Derivative financial instruments - cash flow hedge	0	(51,106)	(77,664)	46,012	(574)
Other comprehensive income (loss)
Derivative financial instruments gains (losses)	0	(51,106)	(77,664)	46,012	(574)
Total comprehensive loss	$ (9,500,741)	$ (2,268,226)	$ (15,944,450)	$ (9,579,930)	$ (7,686,093)